Accrued Expenses and other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Liabilities
	December 31, 2012	December 31, 2011
Due to consultant (Note 11)	$100,000	$100,000
Accrued consulting fees (Note 6)	-0-	694,742
Payroll and payroll taxes payable (A)	1,399,049	1,131,572
Other accrued liabilities	235,814	75,113
	$1,734,863	$2,001,427